Income Tax	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Income Tax [Abstarct]
Income Tax

Note 12 – Income Tax

The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:

	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Accounting loss before tax	(11,998)	(52,766)
Income tax benefit at the applicable tax rate of 30%	(3,599)	(15,830)
Non-deductible expenses	8,064	36,510
Non-assessable income	(8,154)	(171)
Deferred tax assets not recognized	875	581
Income tax benefit
Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:
Unused tax losses	8,202	4,340
Net unrecognized tax benefit at 30%	9,075	4,989

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carry forwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carry forward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance. As of March 31, 2024 and 2023, the Company established a valuation allowance against its deferred tax assets due to the uncertainty surrounding the realization of such assets.

Note 12 – Income Tax

The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:

	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Accounting loss before tax	(48,811)	(10,818)
Income tax benefit at the applicable tax rate of 30%	(14,643)	(3,245)
Non-deductible expenses	36,406	492
Non-assessable income	(206)	(170)

Deferred tax assets not recognized	700	460
Income tax benefit	-	-
Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:
Unused tax losses	5,314	4,950
Net unrecognized tax benefit at 30%	6,014	5,410

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carry forwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance. As of June 30, 2023 and 2022, the Company established a valuation allowance against its deferred tax assets due to the uncertainty surrounding the realization of such assets.